PAID-IN CAPITAL (Details)	1 Months Ended
	Nov. 30, 2010 EUR (€)	Sep. 30, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Jul. 31, 2009 EUR (€)	May 31, 2009 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 30, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Sep. 10, 2010 EUR (€)	Feb. 18, 2010 EUR (€)	May 21, 2009 EUR (€)	Jun. 06, 2008 USD ($)	Jun. 06, 2008 EUR (€)	May 15, 2008
Paid In Capital Textual Details [Abstract]
Issue of 70 million redeemable preference shares	70,000,000				70,000,000
Bank's Share Capital Increase					€ 350,000,000
Nominal Value of Bank's repurchase of Law 3723/2008 preferred shares.	350,000,000
The amount, as at the time of the assignment, of the right to issue bonds convertible to shares.										1,696,000,000
Issuance of preferred stock - Par value per share							€ 5				€ 5
Par value of ordinary shares distributed to staff as bonus				€ 5		€ 5.00		€ 5.00	€ 5
Subscription price of new ordinary shares.				€ 11.3					€ 5.2
Par value of convertible bonds to ordinary shares.									€ 5
Subscription price of convertible bonds to ordinary shares.									€ 5.2
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.								10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.								2.00%
Maximum percentage of a paid-up shared capital for share caital increase purposes										50.00%				50.00%
Shares Issued through a Right Issue		121,408,315	19,693	110,367,615
Issuance of common stock from convertion of convertible bonds		227,640,590
The total capital raised from the increase of the Bank's ordinary share capital.		631,323,000		1,247,154,000
The total capital credited to common stock.		607,041,000	99,000	551,838,000
The total capital credited to additional paid-in capital.				653,518,000					24,282,000
Proceeds From Issuance Of Common Stock From Convertible Bonds		1,183,731,000
Additional paid in capital common stock from convertible bonds									45,528,000
The total capital credited to common stock from the increase of the Bank's ordinary share capital through offering of convertible bonds for ordinary shares.		€ 1,138,203,000
Price offered in the form of American Depositary Shares in the United States per preference share.												$ 25.0
Annual dividend per preference share												$ 2.25
EURO equivalent of the price offered in the form of American Depositary Shares in the United States per preference share.													€ 16.11
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.											130
Issue Of 200 Million Redeemable Preference Shares							200,000,000